Document and Entity Information	Sep. 23, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001805833
Document Type	8-K
Document Period End Date	Sep. 23, 2021
Entity Registrant Name	TREBIA ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39331
Entity Tax Identification Number	98-1531250
Entity Address, Address Line One	41 Madison Avenue
Entity Address, Address Line Two	Suite 2020
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(646)
Local Phone Number	450-9187
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A ordinary share, and one-third of one redeemable warrant
Trading Symbol	TREB.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common ordinary shares, par value $0.0001 per share
Trading Symbol	TREB
Security Exchange Name	NYSE
Redeemable Warrant Class Ordinary Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TREB WS
Security Exchange Name	NYSE